Parasnand Madho
Director
Corporate Actions & Market Watch

Received SEC

JAN 11 2013

Washington, DC 20549

NYSE EURONEXT

[redacted]

13000093

January 11, 2013

CF/NYS 001-08610

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AT&T Inc., 3.550% Global Notes due 2032, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 17, 2012. Tentative listing date – January 16, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com